FT Vest U.S. Equity Buffer ETF - August Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FT Vest U.S. Equity Buffer ETF - August | FT Vest U.S. Equity Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	14.97%	16.76%	(10.54%)	11.75%	12.25%